Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment
Leasehold land and buildings	30 - 50 years
Plant and machinery	5 - 15 years
Furniture, fixtures and equipment	4 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvements	2 - 5 years

Schedule of Allowance for Doubtful Account
	Year ended March 31,
Allowance for doubtful account	2013	2014	2015

Balance at beginning of the year	$447	$574	$534
Provision for the year	214	34	216
Bad debt recovery	-	(53)	(143)
Written off during the year	(88)	(21)	-
Exchange difference	1	-	-
	$574	$534	$607

Schedule of Assumptions Used In Valuing Stock Options

	Year ended March 31,
	2013	2014	2015
Risk-free interest rate – weighted average	N/A	N/A	2.606%
Expected life of options – weighted average	N/A	N/A	10 years
Stock volatility	N/A	N/A	44.37%
Expected dividend yield	N/A	N/A	7.8%

Schedule of Net Loss Per Share

	Year ended March 31,
	2013	2014	2015

Net loss attributable to Deswell Industries, Inc:
Loss from continuing operations	$(1,542)	$(7,079)	$(2,460)
Loss from discontinued operations	(449)	(411)	(348)
Net loss attributable to Deswell Industries, Inc.	$(1,991)	$(7,490)	$(2,808)

Basic weighted average common shares outstanding	16,467	16,186	16,056

Basic net loss per share:
Loss from continuing operations per share	$(0.09)	$(0.43)	$(0.15)
Loss from discontinued operations per share	(0.03)	(0.03)	(0.02)
Basic net loss per share	$(0.12)	$(0.46)	$(0.17)

	Year ended March 31,
	2013	2014	2015

Basic weighted average common shares outstanding	16,467	16,186	16,056
Effect of dilutive securities – Options	-	-	-
Diluted weighted average common and potential common shares outstanding	16,467	16,186	16,056

Diluted net loss per share:
Loss from continuing operations per share	$(0.09)	$(0.43)	$(0.15)
Loss from discontinued operations per share	(0.03)	(0.03)	(0.02)
Diluted net loss per share	$(0.12)	$(0.46)	$(0.17)

Schedule of Fair Value of Assets Measured on a Nonrecurring Basis
March 31,
	2014	2015
Long-lived assets
Using Level 1	$—	$—
Using Level 2	—	—
Using Level 3	—	—
	$—	$—